DEFERRED TAX EXPENSE	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 11. DEFERRED TAX EXPENSE

We incurred no current or deferred tax expense for period ended March 31, 2015 and the year ended December 31, 2014.

The components of deferred tax assets and liabilities are as follows:

	March 31, 2015	December 31, 2014
Deferred income tax assets:
Allowance for bad debt	$44,000	$21,000
Warrants expense	2,317,000	2,216,000
Derivatives expense	1,192,000	1,274,000
Net operating losses	3,350,000	3,227,000
	6,903,000	6,738,000
Valuation allowance	(6,903,000)	(6,738,000)

Net deferred tax assets	$-	$-

Permanent differences include ordinary and necessary business expenses deemed by us as a non-allowable deduction under IRC § 280E, and tax deductions related to equity compensation that are less than the compensation recognized for financial reporting.

As of March 15, 2015, and December 31, 2014, we had net operating loss carryforwards of approximately $9,500,000 and $8,900,000, respectively, which, if unused, will expire beginning in years 2034. These tax attributes are subject to an annual limitation from equity shifts, which constitute a change of ownership as defined under Internal Revenue Code Section 382.

Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative losses incurred through the period ended March 15, 2015. Such objective evidence limits the ability to consider other subjective evidence such as our projections for future growth. On the basis of this evaluation, as of March 15, 2015, a valuation allowance of approximately $6,903,000 has been recorded against all deferred tax assets as these assets are more likely than not to be realized. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.

The Company incurred no current or deferred tax expense during the years ended December 31, 2014 and 2013.

The components of deferred tax assets and liabilities:

	December 31, 2014	December 31, 2013
Deferred income tax assets:
Allowance for bad debt	$21.000	$-
Warrants expense	2,216,000	-
Derivatives expense	1,274,000	-
Net operating losses	3,227,000	70,700
	6,738,747	70,700
Valuation allowance	(6,738,000)	(70,700)

Net deferred tax assets	$-	$-

For the years ended December 31, 2014 and 2013, a reconciliation of the federal statutory tax rate to the Company's effective tax rate is as follows:

Effective Tax Rate	December 31, 2014	December 31, 2013
Federal statutory	35.00%	35.00%
State and local, net of federal	5.84%	5.84%
Change in Valuation allowance	(40.84)%	(40.84)%

Total effective tax rate	0.00%	0.00%

Permanent differences include ordinary and necessary business expenses deemed by the Company as a non-allowable deduction under IRC § 280E, and tax deductions related to equity compensation that are less than the compensation recognized for financial reporting.

As of December 31, 2014, and December 31, 2013, the Company has net operating loss carryforwards of approximately $3,200,000 and $202,000, respectively, which, if unused, will expire beginning in years 2034. These tax attributes are subject to an annual limitation from equity shifts, which constitute a change of ownership as defined under Internal Revenue Code Section 382.

Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative losses incurred through the period ended December 31, 2014. Such objective evidence limits the ability to consider other subjective evidence such as our projections for future growth. On the basis of this evaluation, as of December 31, 2014, a valuation allowance of approximately $6,700,000 has been recorded against all deferred tax assets as these assets are more likely than not to be realized. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.